Basis of Presentation (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)
Diamir Biosciences Corp [Member]
Basis of Presentation [Line Items]
Business segment unit	1
Net loss		$ (409,955)
Net cash used in operating activities		$ (215,008)	$ (145,861)	$ (313,440)	$ (308,914)
Diamir Biosciences Corp [Member] | Limited Operating [Member]
Basis of Presentation [Line Items]
Net loss				(743,235)	(614,405)
Net cash used in operating activities				(313,440)
DiamiR Biosciences Corp. [Member]
Basis of Presentation [Line Items]
Net loss				(743,235)	$ (614,405)
Net cash used in operating activities				$ (313,440)